Common Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 03, 2019	Mar. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 75.00		$ 75.00
Ordinary shares, with $75 par value; 84,517 and 84,747 ordinary shares issued and outstanding, respectively	$ 1,982,164	$ 1,998,564
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred shares	$ 0	$ 0	$ 15		$ 15
Value (EUROS) Ordinary Shares Deferred	25,000
Weighted Average Number of Shares Outstanding, Basic	84,778,000	84,577,000	85,028,000
Weighted Average Number Diluted Shares Outstanding Adjustment	863,000	891,000	685,000
Weighted Average Number of Shares Outstanding, Diluted	85,641,000	85,468,000	85,713,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	285,000	352,000	393,000